Portfolio of Investments October 31, 2025
JQC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.7% (96.0% of Total Investments)
ASSET-BACKED SECURITIES - 8.1% (4.9% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, Series 2019 10A, (TSFR3M + 4.250%) 8.107% 07/22/37 $ 4,526,100
1,500,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.284 01/20/35 1,493,496
1,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 10.184 07/20/38 1,504,992
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10.283 10/15/38 752,779
1,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9.382 07/17/38 1,007,603
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
3.100%)
6.958 07/25/36 2,262,800
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 973,535
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10.416 07/15/36 1,002,535
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9.858 07/25/37 2,513,450
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 10.060 07/23/37 1,261,624
665,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 9.882 01/17/37 664,377
6,700,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.334 04/18/37 6,778,403
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7.484 04/18/37 2,012,640
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10.757 04/22/37 1,002,618
4,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 9.205 04/15/37 4,035,920
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 11.134 10/20/34 3,906,916
5,750,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 7.250%) 11.108 10/25/36 5,806,269
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10.884 10/19/38 3,066,456
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10.357 04/22/38 4,045,184
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.384 04/20/38 1,527,596
2,000,000 (a),(b) OHA Credit Partners XV Ltd, Series 2017 15A, (TSFR3M +
4.500%)
8.384 04/20/37 2,021,782
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.384 07/20/37 2,537,553
9,250,000 (a),(b) Rad CLO 7 Ltd, Series 2020 7A, (TSFR3M + 4.150%) 8.032 04/17/36 9,259,574
1,300,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.905 01/15/38 1,293,400
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, Series 2024 25A, (TSFR3M + 6.000%) 9.865 07/24/37 1,521,687
TOTAL ASSET-BACKED SECURITIES
(Cost $66,354,572) 66,779,289
SHARES DESCRIPTION VALUE
7540822 COMMON STOCKS - 0.9% (0.6% of Total Investments) 7540822
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (c),(d) Belk Inc 1,568
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,568
CONSUMER SERVICES - 0.7% (0.4% of Total Investments)
41,905 (d) Cengage Learning Holdings II Inc 880,005
223,142 (d) Crown Finance US Inc 4,698,032
TOTAL CONSUMER SERVICES 5,578,037
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
211,860 (c),(d) Millennium Health LLC 19,025
198,883 (c),(d) Millennium Health LLC 1,989
242,758 (d) Onex Carestream Finance LP 182,068
TOTAL HEALTH CARE EQUIPMENT & SERVICES 203,082
MATERIALS - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 4,132
TOTAL MATERIALS 4,132
MEDIA & ENTERTAINMENT - 0.0% (0.1% of Total Investments)
10,159 (d) Catalina Marketing Corp 304,770
1,225 (d) Crown Finance US Inc 25,791
TOTAL MEDIA & ENTERTAINMENT 330,561

Portfolio of Investments October 31, 2025
(continued)
JQC

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (d) Bright Bidco BV $ 13,695
28,645 (d) Bright Bidco BV 10,026
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,721
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0% (0.0% of Total Investments)
1,069 (d) EJF SIDECAR FUND, SERIES LLC 11
43,238 (d) Riverbed Technology LLC/US 43
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 54
TELECOMMUNICATION SERVICES - 0.2% (0.1% of Total Investments)
84,538 (d) EJF SIDECAR FUND, SERIES LLC 1,399,667
TOTAL TELECOMMUNICATION SERVICES 1,399,667
TOTAL COMMON STOCKS
(Cost $21,220,749) 7,540,822
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
254899748 CORPORATE BONDS - 30.7% (18.7% of Total Investments) 254899748
AUTOMOBILES & COMPONENTS - 0.6% (0.4% of Total Investments)
$ 2,000,000 (b) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 1,703,777
3,000,000 (e) Ford Motor Credit Co LLC 7.200 06/10/30 3,210,939
TOTAL AUTOMOBILES & COMPONENTS 4,914,716
CAPITAL GOODS - 3.0% (1.8% of Total Investments)
5,997,000 (b) Camelot Return Merger Sub Inc 8.750 08/01/28 5,543,725
2,000,000 (b) Chart Industries Inc 7.500 01/01/30 2,085,802
2,000,000 (b) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 2,056,062
3,500,000 (b),(e) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 3,615,993
3,000,000 (b) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 3,079,356
2,963,000 (e) TransDigm Inc 4.625 01/15/29 2,914,401
3,000,000 (b) TransDigm Inc 6.000 01/15/33 3,047,649
2,000,000 (b),(e) Windsor Holdings III LLC 8.500 06/15/30 2,111,350
TOTAL CAPITAL GOODS 24,454,338
COMMERCIAL & PROFESSIONAL SERVICES - 1.5% (0.9% of Total Investments)
3,000,000 (b),(e) Allied Universal Holdco LLC 7.875 02/15/31 3,123,647
1,500,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625 06/01/28 1,469,143
4,925,000 (b),(e) Boost Newco Borrower LLC 7.500 01/15/31 5,232,172
2,500,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 2,434,661
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,259,623
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3% (0.8% of Total
Investments)
3,900,000 (b),(e) Academy Ltd 6.000 11/15/27 3,909,465
1,500,000 (b) Carvana Co 9.000 06/01/30 1,566,556
3,945,000 (b),(e) Michaels Cos Inc/The 7.875 05/01/29 3,461,737
1,850,000 (b) Wand NewCo 3 Inc 7.625 01/30/32 1,933,498
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,871,256
CONSUMER SERVICES - 1.8% (1.1% of Total Investments)
6,617,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 6,255,634
1,193,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 1,149,525
3,000,000 (b),(e) Caesars Entertainment Inc 6.500 02/15/32 3,024,981
3,500,000 (b) Muvico LLC 15.000 02/19/29 3,788,061
500,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5.625 09/01/29 302,500
TOTAL CONSUMER SERVICES 14,520,701
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (0.3% of Total Investments)
4,000,000 (b),(e) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.625 01/15/27 3,991,656
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,991,656
ENERGY - 1.8% (1.1% of Total Investments)
939,208 (b) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 939,272
5,000,000 (b),(e) DT Midstream Inc 4.375 06/15/31 4,853,770
1,000,000 (b) eG Global Finance PLC 12.000 11/30/28 1,095,312

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 2,000,000 (e) Expand Energy Corp 4.750% 02/01/32 $ 1,963,358
3,201,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 3,206,378
1,201,000 (b),(e) MEG Energy Corp 5.875 02/01/29 1,201,906
2,000,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 1,985,484
TOTAL ENERGY 15,245,480
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2% (0.7% of Total Investments)
5,250,000 (e) American Tower Corp 2.950 01/15/51 3,388,365
2,000,000 (e) Crown Castle Inc 2.250 01/15/31 1,781,948
3,290,000 (b) Office Properties Income Trust 9.000 03/31/29 3,344,311
2,000,000 (b) Office Properties Income Trust 9.000 09/30/29 1,445,000
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,959,624
FINANCIAL SERVICES - 0.1% (0.1% of Total Investments)
1,000,000 (b),(e) LPL Holdings Inc 4.625 11/15/27 996,782
TOTAL FINANCIAL SERVICES 996,782
HEALTH CARE EQUIPMENT & SERVICES - 1.8% (1.1% of Total Investments)
1,975,000 (b),(e) Medline Borrower LP 3.875 04/01/29 1,918,330
5,838,730 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 6,298,530
1,285,000 (b) Team Health Holdings Inc 8.375 06/30/28 1,298,737
5,500,000 (e) Tenet Healthcare Corp 6.125 10/01/28 5,507,089
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,022,686
INSURANCE - 1.5% (0.9% of Total Investments)
625,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 615,502
2,175,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 2,214,489
6,000,000 (b),(e) HUB International Ltd 7.250 06/15/30 6,263,988
3,000,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 3,100,431
TOTAL INSURANCE 12,194,410
MATERIALS - 2.5% (1.5% of Total Investments)
3,500,000 (b),(e) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 3,263,085
6,425,000 (e) Ball Corp 6.000 06/15/29 6,582,117
3,000,000 (b),(e) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 3,029,961
4,000,000 (b),(e) Herens Holdco Sarl 4.750 05/15/28 3,376,605
5,000,000 (b),(e) Novelis Corp 4.750 01/30/30 4,832,894
TOTAL MATERIALS 21,084,662
MEDIA & ENTERTAINMENT - 2.1% (1.3% of Total Investments)
1,500,000 (b) Advantage Sales & Marketing Inc 6.500 11/15/28 1,289,113
7,000,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 4,954,560
1,604,000 (b) CSC Holdings LLC 5.500 04/15/27 1,488,327
16,897 (b) iHeartCommunications Inc 9.125 05/01/29 15,547
5,299,000 (b),(e) McGraw-Hill Education Inc 5.750 08/01/28 5,288,336
1,000,000 (b) Scripps Escrow II Inc 3.875 01/15/29 904,176
1,000,000 (b) Sinclair Television Group Inc 8.125 02/15/33 1,019,090
2,000,000 (b) Virgin Media Secured Finance PLC 5.500 05/15/29 1,963,261
801,000 (b) VZ Secured Financing BV 5.000 01/15/32 727,722
TOTAL MEDIA & ENTERTAINMENT 17,650,132
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5% (0.3% of Total
Investments)
2,000,000 (e) Amgen Inc 3.150 02/21/40 1,579,849
2,400,000 (b) Bausch Health Cos Inc 5.250 02/15/31 1,617,144
1,500,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 1,149,805
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,346,798
SOFTWARE & SERVICES - 1.5% (0.9% of Total Investments)
2,000,000 (b) McAfee Corp 7.375 02/15/30 1,830,881
1,185,000 (b) Open Text Holdings Inc 4.125 12/01/31 1,103,231
3,666,485 (b) Rackspace Finance LLC 3.500 05/15/28 1,429,929
6,750,000 (b),(e) Rocket Software Inc 9.000 11/28/28 6,955,728
1,500,000 (b),(e) SS&C Technologies Inc 5.500 09/30/27 1,500,843
TOTAL SOFTWARE & SERVICES 12,820,612

Portfolio of Investments October 31, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (0.3% of Total Investments)
$ 1,503,000 (b),(e) CommScope LLC 4.750% 09/01/29 $ 1,498,317
2,250,000 (b) CommScope Technologies LLC 5.000 03/15/27 2,241,442
875,000 (b) Viasat Inc 7.500 05/30/31 821,047
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,560,806
TELECOMMUNICATION SERVICES - 6.1% (3.7% of Total Investments)
1,000,000 (b) Altice France SA 6.875 07/15/32 960,094
1,298,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,339,419
4,654,000 EchoStar Corp 10.750 11/30/29 5,123,470
6,313,000 (b),(e) Frontier Communications Holdings LLC 5.875 10/15/27 6,308,142
2,000,000 (e) Frontier Communications Holdings LLC 5.875 11/01/29 2,022,906
1,978,000 (b),(e) Frontier Communications Holdings LLC 6.000 01/15/30 2,005,773
1,500,000 (b) Frontier Communications Holdings LLC 8.625 03/15/31 1,583,526
1,500,000 (b),(e) Holdco II SAS 7.000 10/15/28 1,522,351
1,000,000 (b) Level 3 Financing Inc 4.875 06/15/29 956,250
3,250,000 (b) Level 3 Financing Inc 4.000 04/15/31 2,900,625
1,000,000 (b) Lumen Technologies Inc 10.000 10/15/32 1,010,000
220,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 167,200
4,000,000 (e) T-Mobile USA Inc 3.500 04/15/31 3,803,459
5,180,000 (b),(e) Vmed O2 UK Financing I PLC 4.250 01/31/31 4,729,329
9,838,514 (b) Zayo Group Holdings Inc 9.250 03/09/30 9,354,853
6,995,000 (b) Ziggo BV 4.875 01/15/30 6,602,227
TOTAL TELECOMMUNICATION SERVICES 50,389,624
TRANSPORTATION - 0.4% (0.3% of Total Investments)
1,975,000 (e) Delta Air Lines Inc 3.750 10/28/29 1,915,920
1,623,000 (b),(e) United Airlines Inc 4.625 04/15/29 1,607,453
TOTAL TRANSPORTATION 3,523,373
UTILITIES - 1.9% (1.2% of Total Investments)
1,940,000 (e) Pacific Gas and Electric Co 4.550 07/01/30 1,927,677
2,000,000 (e) Pacific Gas and Electric Co 4.500 07/01/40 1,738,629
6,318,000 (e) PG&E Corp 5.000 07/01/28 6,273,948
3,000,000 (e) PG&E Corp 5.250 07/01/30 2,968,816
3,000,000 (b) Talen Energy Supply LLC 8.625 06/01/30 3,183,399
TOTAL UTILITIES 16,092,469
TOTAL CORPORATE BONDS
(Cost $245,209,045) 254,899,748
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
978821717 VARIABLE RATE SENIOR LOAN INTERESTS - 118.0% (71.8% of Total Investments) 978821717
AUTOMOBILES & COMPONENTS - 0.9% (0.5% of Total Investments)
3,897,790 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.465 05/06/30 3,903,891
1,875,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.715 01/28/32 1,883,203
1,524,103 (a) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 7.829 10/04/28 1,503,840
TOTAL AUTOMOBILES & COMPONENTS 7,290,934
CAPITAL GOODS - 10.6% (6.5% of Total Investments)
6,002,880 (a),(f) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8.513 05/17/28 5,262,515
80,769 (a),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 80,972
1,661,029 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + TSFR3M +
2.750%)
6.727 12/11/31 1,665,190
1,658,665 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.715 01/27/32 1,660,050
1,635,491 (a),(f) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.796 08/01/30 1,451,498
2,240,000 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.227 07/09/32 2,252,880
5,577,609 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 09/08/32 5,602,011
1,103,624 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.476 03/18/30 1,109,832
701,519 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.829 05/17/28 420,912
7,588,537 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5.991 07/27/28 7,602,766
582,503 (a) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9.657 08/01/28 538,815
2,690,244 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7.482 04/12/28 2,470,909
3,053,000 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9.215 07/08/30 3,021,707

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 750,000 (a) DG Investment Intermediate Holdings 2, Inc., Term Loan,
(TSFR1M + 3.750%)
7.715% 07/12/32 $ 752,816
1,602,400 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.715 06/04/31 1,603,474
1,312,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6.753 09/24/32 1,315,693
430,931 (a),(g) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
3.714 02/26/32 432,659
4,557,543 (a) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6.621 02/26/32 4,575,819
345,958 (c) Kloeckner Pentaplast 13.991 11/07/25 308,456
1,973,059 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.702 06/21/28 1,979,175
669,593 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.468 09/26/31 673,500
1,340,936 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8.447 10/15/29 1,032,856
661,000 (a),(f) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.545 10/15/29 674,220
1,253,769 (a) Oscar AcquisitionCo, LLC, Term Loan B, (TSFR3M + 4.250%) 8.252 04/30/29 1,133,093
1,220,323 (a) PINNACLE BUYER LLC, (CME Term SOFR 1 Month + 2.500%) 6.485 10/01/32 1,227,187
234,677 (a),(g) Pinnacle Buyer LLC, Delayed Draw Term Loan 0.000 10/01/32 235,997
2,138,255 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 01/31/32 2,143,269
9,013,797 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6.215 04/14/31 9,038,359
1,167,333 (a) QXO Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 04/30/32 1,170,754
1,905,000 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
6.038 08/13/32 1,905,000
1,051,494 (a) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M +
3.750%)
7.590 02/15/29 1,056,215
7,525,898 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7.197 04/30/30 7,580,800
1,224,630 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6.502 01/20/32 1,226,816
7,044,655 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.502 02/28/31 7,062,161
1,915,850 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6.252 03/22/30 1,919,566
5,162,000 (a) TransDigm, Inc., Term Loan M, (TSFR3M + 2.500%) 6.502 08/19/32 5,169,588
619,188 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 7.829 11/20/28 621,897
TOTAL CAPITAL GOODS 87,979,427
COMMERCIAL & PROFESSIONAL SERVICES - 6.9% (4.2% of Total Investments)
6,875,000 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7.315 08/20/32 6,910,647
1,164,000 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6.215 09/29/31 1,165,164
1,598,363 (a) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7.760 11/16/28 1,607,634
1,364,109 (a) Anticimex International AB, Term Loan B6, (SOFR90A +
3.400%)
7.760 11/16/28 1,372,853
169,138 (a),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4.250 11/03/31 170,639
1,458,542 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 8.252 11/03/31 1,471,486
3,335,395 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.465 10/01/31 3,343,967
2,797,349 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.840 08/01/29 2,811,699
9,090,307 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7.048 02/01/29 9,107,351
800,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.671 03/03/32 801,400
1,555,352 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%) 6.359 07/25/30 1,558,393
1,657,000 (a) Openlane Inc, Term Loan B, (TSFR1M + 2.500%) 6.588 10/08/32 1,661,142
940,000 (a),(h) Prime Security Services Borrower LLC, (TBD) TBD TBD 935,887
1,338,651 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR6M + 2.000%)
6.129 10/15/30 1,337,941
485,000 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
6.265 01/15/31 484,697
2,160,607 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6.281 11/30/28 2,164,388
167,247 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6.281 11/30/28 167,540
9,942,000 (a) United States, (CME Term SOFR 1 Month + 3.000%) 0.000 10/07/32 9,920,674
1,882,883 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.090 04/12/27 836,010
7,431,370 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.829 03/27/28 7,449,020

Portfolio of Investments October 31, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 1,712,700 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7.502% 06/24/31 $ 1,714,841
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 56,993,373
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6% (2.2% of Total
Investments)
378,438 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.999 11/08/27 379,541
2,621,570 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6.492 10/16/31 2,637,692
4,538,737 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6.090 11/08/32 4,551,763
712,963 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7.002 06/17/31 706,903
1,118,700 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.502 06/09/31 1,121,760
685,251 (a) Kodiak Building Partners Inc., Term Loan B, (TSFR3M + 3.750%) 7.752 12/04/31 681,948
2,218,692 (a),(f) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7.881 06/06/31 2,148,437
1,047,792 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.582 04/23/31 1,044,518
4,987,155 (a) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8.513 04/17/28 4,783,206
482,249 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.465 03/27/31 484,445
750,000 (a) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.485 03/17/31 753,750
1,122,000 (a) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7.513 03/06/28 1,108,031
2,004,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8.031 08/18/32 1,978,950
2,707,777 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.579 10/20/28 2,636,143
3,445,785 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.465 01/30/31 3,442,080
1,153,350 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7.215 10/29/29 1,157,485
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 29,616,652
CONSUMER DURABLES & APPAREL - 3.7% (2.2% of Total Investments)
3,547,030 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6.215 12/21/28 3,549,583
7,948,562 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7.129 07/31/28 7,974,872
7,169,479 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.579 05/30/28 7,199,842
6,196 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.616 06/29/28 5,840
1,741,669 (a) Somnigroup International Inc, Term Loan B, (TSFR1M +
2.250%)
6.215 10/24/31 1,753,643
2,613,524 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
3.000%)
6.965 03/18/30 2,598,379
1,740,637 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7.026 08/26/31 1,746,730
4,230,000 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.735 10/01/32 4,223,845
1,506,225 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.704 02/20/32 1,509,990
TOTAL CONSUMER DURABLES & APPAREL 30,562,724
CONSUMER SERVICES - 12.0% (7.3% of Total Investments)
9,148,616 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.715 09/23/30 9,134,756
814,739 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5.912 06/11/31 805,573
1,620,069 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.465 05/31/30 1,627,164
3,472,518 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.465 08/17/28 3,489,880
3,780,600 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 02/06/30 3,762,094
1,908,437 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6.215 02/06/31 1,895,317
1,115,860 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.715 01/31/31 1,097,382
1,445,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR1M +
4.750%)
8.715 03/29/32 1,478,871
3,238,380 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.715 03/17/28 3,242,428
3,685,000 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6.002 09/19/31 3,695,355
2,791,271 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.675%)
7.677 06/25/29 2,815,709
10,277,303 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7.215 01/29/29 10,279,924
9,825,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.752 11/29/30 9,797,981

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 1,870,312 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6.002% 06/04/32 $ 1,864,075
1,606,049 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.358 07/28/31 1,610,522
3,075,270 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6.370 10/31/29 3,080,329
748,125 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 3.250%)
7.215 05/27/32 752,733
3,231,412 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5.741 11/08/30 3,243,239
1,236,997 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.965 08/02/28 1,235,970
10,082,219 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6.465 12/15/27 10,107,626
4,620,383 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.287 04/16/29 4,640,597
2,309,212 (a),(f) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.502 11/30/29 2,007,779
2,588,410 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR1M +
2.750%)
6.715 03/24/31 2,601,676
6,262,731 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.934 04/04/29 6,196,972
2,982,210 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.965 12/04/31 2,979,422
6,037,458 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.393 03/06/28 5,068,234
761,093 (a) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 6.038 11/21/31 763,654
TOTAL CONSUMER SERVICES 99,275,262
ENERGY - 1.5% (0.9% of Total Investments)
2,159,499 (a) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7.699 02/07/28 2,174,571
928,506 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 2.500%) 6.340 10/15/31 934,063
3,596,098 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7.146 11/16/26 3,618,574
1,297,000 (a),(h) New Fortress Energy Inc, (TBD) TBD TBD 596,620
2,880,364 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6.227 10/05/28 2,890,993
2,452,849 (a) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6.465 11/17/28 2,459,558
TOTAL ENERGY 12,674,379
FINANCIAL SERVICES - 1.7% (1.0% of Total Investments)
748,116 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.715 07/30/31 750,315
674,606 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 6.965 08/02/28 676,187
409,556 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7.465 12/15/28 412,554
1,810,000 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 7.308 09/13/32 1,822,064
3,335,000 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.870 07/30/32 3,324,278
1,368,125 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7.447 01/27/32 1,373,543
3,020,507 (a),(c),(i) Ditech Holding Corporation, Term Loan 0.000 06/30/27 302
534,788 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.965 03/24/31 536,569
833,000 (a) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.427 10/12/32 838,015
1,478,261 (a) Priority Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.715 07/30/32 1,480,848
2,885,171 (a) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 5.715 06/24/31 2,887,421
TOTAL FINANCIAL SERVICES 14,102,096
FOOD, BEVERAGE & TOBACCO - 2.3% (1.4% of Total Investments)
525,673 (a),(f) B&G Foods, Inc., Term Loan B, (TSFR1M + 3.500%) 7.465 10/10/29 504,909
1,688,178 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7.079 12/08/28 1,698,730
947,747 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11.198 09/30/30 388,576
216,909 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11.198 09/30/30 186,542
3,090,000 (a),(f) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6.372 09/30/32 3,092,101
1,905,425 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6.197 09/30/31 1,894,326
1,422,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.502 01/24/29 1,436,028
3,980,242 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.762 07/12/29 4,010,094
64,655 (a),(g) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 65,005
683,632 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.840 02/19/32 687,333

Portfolio of Investments October 31, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 1,510,913 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6.265% 05/21/32 $ 1,517,214
3,252,983 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.252 03/31/28 3,265,263
TOTAL FOOD, BEVERAGE & TOBACCO 18,746,121
HEALTH CARE EQUIPMENT & SERVICES - 14.7% (9.0% of Total Investments)
1,004,410 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.715 12/23/27 971,139
4,319,445 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 6.215 09/20/32 4,341,733
2,940,253 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.215 01/15/31 2,962,305
5,527,249 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8.102 10/01/27 5,485,795
12,519,962 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7.384 09/20/32 12,587,445
1,906,644 (a),(f) LifePoint Health, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.750%)
7.718 05/19/31 1,910,305
2,893,558 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
8.003 12/18/28 2,786,496
3,126,941 (a) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.440 11/01/28 2,345,206
21,975,256 (a),(f) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5.965 10/23/28 22,017,339
4,301,662 (a) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
7.833 03/02/28 4,189,302
147,516 (a) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
7.852 03/02/28 143,663
1,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7.590 08/06/32 1,724,250
3,860,000 (a) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.902 04/23/32 3,881,114
531,917 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.537 03/17/31 533,598
14,569,658 (a),(e),(f) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.465 11/15/28 14,626,188
10,355,132 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.465 02/21/31 10,398,313
3,947,000 (a) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.502 06/30/32 3,946,605
2,111,954 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5.965 12/03/31 2,119,873
271,024 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.763%, PIK 1.000%)
5.382 06/28/28 281,867
3,420,748 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.763%, PIK 1.500%)
4.632 06/28/28 3,286,073
1,572,020 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8.002 09/30/30 1,576,579
11,713,830 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.465 12/19/30 11,757,991
6,034,875 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8.340 06/30/28 6,053,311
2,316,098 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.965 10/29/31 2,317,789
TOTAL HEALTH CARE EQUIPMENT & SERVICES 122,244,279
HOUSEHOLD & PERSONAL PRODUCTS - 0.1% (0.1% of Total Investments)
1,169,922 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.763 05/16/28 1,173,912
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,173,912
INSURANCE - 10.4% (6.3% of Total Investments)
11,107,923 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.965 11/06/30 11,114,865
3,570,000 (a) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7.215 05/28/32 3,592,152
9,921,641 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.465 09/19/31 9,923,328
2,014,775 (a) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.250%) 6.252 01/30/32 2,019,671
6,337,000 (a),(f) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.329 02/03/28 6,225,120
165,040 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.327 08/21/28 165,790
5,437,287 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.215 09/19/30 5,422,579
7,158,325 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.329 07/30/27 7,168,418
13,529,287 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.715 06/16/31 13,576,098
7,097,645 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6.120 06/20/30 7,128,981
238,820 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.965 09/15/31 239,493
4,135,375 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.465 07/31/31 4,139,118
2,750,000 (a) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
7.215 06/17/32 2,763,750

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 5,933,669 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.752% 05/06/31 $ 5,937,437
818,404 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6.252 09/27/30 819,828
6,353,868 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.252 11/23/29 6,368,959
TOTAL INSURANCE 86,605,587
MATERIALS - 4.0% (2.4% of Total Investments)
456,577 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.715 08/19/30 458,574
535,957 (a) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.250%)
7.314 06/09/31 536,024
125,000 (a),(g) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan 3.250 03/29/32 124,868
819,155 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.140 04/13/29 819,589
7,356,562 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
7.215 03/29/32 7,348,801
0 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
7.607 10/04/29 0
488,115 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5.840 06/12/31 487,549
1,239,013 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7.502 04/02/32 1,199,984
3,201,045 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (CME Term
SOFR 6 Month + 4.725%)
0.000 02/09/26 1,414,478
1,011,019 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8.027 07/03/28 901,455
5,160,047 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7.036 04/03/28 5,163,272
476,558 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7.162 04/03/28 476,782
441,523 (a) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 7.829 08/03/26 410,136
766,966 (a) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 7.579 08/03/26 712,442
4,402,000 (a),(h) Qnity Electronics Inc, (TBD) TBD TBD 4,410,276
1,720,000 (a) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5.593 09/16/32 1,726,089
531,927 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.465 04/21/31 533,515
5,964,740 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.215 03/03/31 5,945,980
46,070 (a),(g) USALCO, LLC, Delayed Draw Term Loan 1.000 09/30/31 46,156
443,802 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.465 09/30/31 444,635
TOTAL MATERIALS 33,160,605
MEDIA & ENTERTAINMENT - 7.5% (4.5% of Total Investments)
769,674 (a),(f) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8.446 10/28/27 681,108
2,498,630 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 8.110 04/28/28 2,461,162
492,480 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9.048 10/31/28 485,913
6,524,768 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.360 05/14/29 6,459,520
5,613,329 (a),(f) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.860 05/15/31 5,608,333
11,086,051 (a),(f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11.031 01/04/29 11,127,014
935,460 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6.079 05/03/28 913,832
2,177,520 (a) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7.588 03/24/31 2,152,348
1,950,448 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
6.233 05/24/30 1,953,062
4,345,965 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8.079 08/23/28 4,359,677
1,378,769 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.602 06/18/29 1,278,808
4,868,274 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.629 12/02/31 4,864,355
3,641,560 (a) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.500 04/15/27 3,439,034
6,043,560 (a),(f) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.532 01/18/28 5,997,538
353,715 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.897 06/30/28 359,426
846,704 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.497 11/30/29 822,573
1,596,361 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.815 08/06/31 1,596,361
1,755,213 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.198 02/10/31 1,766,596

Portfolio of Investments October 31, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 2,159,574 (a) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7.402% 12/31/29 $ 1,973,991
217,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7.052 03/31/31 212,815
3,819,355 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7.173 12/11/28 3,520,987
TOTAL MEDIA & ENTERTAINMENT 62,034,453
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9% (1.2% of Total
Investments)
5,497,000 (a),(h) 1261229 BC Ltd, (TBD) TBD TBD 5,472,978
750,000 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7.465 08/02/32 757,185
7,088,231 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.215 05/05/28 7,113,323
1,492,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.241 05/19/31 1,355,126
1,139,601 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.965 04/20/29 1,143,635
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,842,247
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1% (0.7% of Total Investments)
1,991,567 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.465 01/31/30 2,002,770
2,118,750 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.715 01/31/30 2,127,585
5,283,000 (a) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.579 12/08/25 5,273,834
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,404,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.1% of Total
Investments)
1,870,312 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.753 11/13/31 1,871,893
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,871,893
SOFTWARE & SERVICES - 21.8% (13.3% of Total Investments)
1,548,631 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.750%) 6.752 02/03/31 1,555,081
5,250,000 (a) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.329 01/22/29 5,019,945
2,947,613 (a) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6.735 03/29/32 2,957,207
7,765,955 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.465%,
PIK 7.500%)
5.732 08/01/28 6,836,797
2,443,875 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 6.965 11/25/31 2,453,907
9,499,337 (a),(e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002 01/31/31 9,534,960
10,769,977 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 10,711,711
977,166 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.965 01/23/32 979,306
685,000 (a) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
7.252 08/13/32 685,805
1,978,438 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.884 03/29/32 1,908,569
5,145,770 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.884 05/01/31 4,969,965
2,388,000 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7.185 10/09/31 2,396,215
730,000 (a) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.250%) 7.484 08/06/32 734,562
7,859,986 (a),(e) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.750%)
6.715 10/09/29 7,881,483
10,334,180 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.465 05/30/31 10,368,644
2,065,393 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.106 06/27/31 2,073,138
2,866,782 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.715 09/12/29 2,868,732
6,301,163 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.465 01/30/32 6,241,302
6,755,000 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6.215 10/30/28 6,784,553
1,114,407 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.590 12/08/31 1,116,218
4,179,000 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7.215 03/22/32 4,183,785
6,304,059 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.965 03/01/29 6,001,969
749,430 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.215 06/17/31 750,993
6,946,131 (a),(f) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.715 01/31/30 6,950,056
4,215,000 (a),(h) Peraton Corp., Term Loan B, (TBD) TBD TBD 3,652,213
1,492,500 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.752 11/03/31 1,498,097

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 4,095,708 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.965% 04/30/31 $ 4,106,131
458,683 (a) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7.252 10/28/30 459,337
1,143,000 (a),(f) PROOFPOINT INC, (CME Term SOFR 1 Month + 3.000%) 7.311 08/31/28 1,150,007
3,274,017 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 6.965 08/31/28 3,294,087
3,475,670 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.412 05/15/28 3,539,397
6,531,391 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.912 05/15/28 2,969,758
2,676,037 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.965 05/09/31 2,684,961
1,707,000 (a) Synechron Inc, Term Loan B, (TSFR1M + 3.750%) 7.715 10/03/31 1,668,592
5,682,734 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5.715 08/31/28 5,544,217
14,678,988 (a) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10.340 10/29/29 14,330,362
14,936,072 (a),(e) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.338 02/10/31 14,951,232
2,711,174 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8.102 04/24/28 2,621,366
535,957 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6.090 04/14/31 531,937
1,315,447 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5.991 03/01/30 1,321,202
2,954,000 X Corp 9.500 10/29/29 2,966,924
7,978,500 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.715 09/28/29 7,875,139
TOTAL SOFTWARE & SERVICES 181,129,862
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2% (1.9% of Total Investments)
12,118,097 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.715 12/17/29 12,243,883
1,187,010 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6.808 11/30/29 1,175,288
1,298,872 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6.248 09/22/31 1,304,820
850,000 (a),(h) PROJECT AURORA US FINCO, (TBD) TBD TBD 853,188
5,215,625 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9.352 08/21/28 5,007,730
286,519 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.579 03/05/29 284,908
5,597,442 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.646 05/30/30 5,548,464
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,418,281
TELECOMMUNICATION SERVICES - 5.1% (3.1% of Total Investments)
1,159,267 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 6.215 11/24/28 1,161,347
1,694,399 (a) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.465 09/28/29 1,689,579
3,642,483 (a),(h) Connect Holding II LLC, (TBD) TBD TBD 3,354,344
581,141 (a),(c) Cyxtera DC Holdings, Inc., Term Loan B 0.000 05/01/26 3,196
3,467,000 (a) Digicel International Finance Limited, Term Loan B, (Prime +
5.250%)
9.492 08/09/32 3,421,929
4,198,328 (a) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6.532 07/01/31 4,207,522
2,078,000 (a) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
7.215 03/29/32 2,078,000
3,666,322 (a),(f) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.429 04/15/30 3,652,922
4,571,959 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 9.965 06/01/28 4,649,111
711,000 (a),(h) Lumen Technologies, Inc., Term Loan B1, (TBD) TBD TBD 708,337
3,969,000 (a),(f) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7.210 12/07/26 3,118,959
2,659,000 (a),(f) Windstream Services LLC, (CME Term SOFR 1 Month + 4.000%) 7.965 10/06/32 2,639,058
10,504,277 (a),(f) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.500%) 7.579 03/11/30 10,056,217
1,109,050 (a) Ziggo Financing Partnership, Term Loan I, (TSFR6M + 2.500%) 6.706 04/28/28 1,109,311
TOTAL TELECOMMUNICATION SERVICES 41,849,832
TRANSPORTATION - 2.1% (1.3% of Total Investments)
507,275 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5.965 03/21/31 509,114
2,519,438 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.134 04/20/28 2,525,170
4,240,792 (a) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.688%)
6.742 07/01/31 4,263,205
2,148,942 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.465 07/01/31 2,157,430
2,924,734 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.465 09/23/31 2,935,629
1,866,466 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 7.079 03/31/28 1,835,464
1,250,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 6.162 04/09/32 1,250,131

Portfolio of Investments October 31, 2025
(continued)
JQC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,664,299 (a) WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%) 7.252% 02/14/31 $ 1,672,104
TOTAL TRANSPORTATION 17,148,247
UTILITIES - 2.7% (1.7% of Total Investments)
2,295,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7.476 10/28/31 2,318,363
1,145,242 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
3.500%)
7.734 05/06/32 1,155,149
81,875 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
3.500%)
7.734 05/06/32 82,583
1,496,203 (a) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5.660 04/16/31 1,501,402
3,691,000 (a),(f) Talen Energy Supply LLC, (CME Term SOFR 1 Month + 2.000%) 5.984 10/12/32 3,693,307
6,446,287 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.733 12/15/31 6,464,434
7,165,910 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 7,183,323
297,870 (a),(e) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5.715 12/20/30 298,801
TOTAL UTILITIES 22,697,362
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $977,076,532) 978,821,717
SHARES DESCRIPTION VALUE
47 WARRANTS - 0.0% (0.0% of Total Investments) 47
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (c) Tenerity Inc 47
TOTAL MEDIA & ENTERTAINMENT 47
TOTAL WARRANTS
(Cost $1,087,698) 47
TOTAL LONG-TERM INVESTMENTS
(Cost $1,310,948,596) 1,308,041,623
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  6.5%(4.0% of Total Investments)
INVESTMENT COMPANIES - 6.5% (4.0% of Total Investments) –
54,251,916 BlackRock Liquidity Funds T-Fund 4.517(j) 54,251,916
TOTAL INVESTMENT COMPANIES
(Cost $54,251,916) 54,251,916
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,251,916) 54,251,916
TOTAL INVESTMENTS - 164.2%
(Cost $1,365,200,512) 1,362,293,539
BORROWINGS - (25.5)% (k),(l) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.2)%(m) (142,637,698)
TFP SHARES, NET - (16.8)%(n) (139,339,456)
OTHER ASSETS & LIABILITIES, NET -  (4.7)% (39,259,463)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 829,456,922
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $260,696,683 or 19.1% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $199,855,086 have been pledged as collateral for reverse repurchase agreements.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) When-issued or delayed delivery security.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(k) Borrowings as a percentage of Total Investments is 15.5%.
(l) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.5%.
(n) TFP Shares, Net as a percentage of Total Investments is 10.2%.
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 66,779,289 $ – $ 66,779,289
Common Stocks 4,132 7,514,108 22,582 7,540,822
Corporate Bonds – 254,899,748 – 254,899,748
Variable Rate Senior Loan Interests – 978,509,763 311,954 978,821,717
Warrants – – 47 47
Short-Term Investments:
Investment Companies 54,251,916 – – 54,251,916
Total $ 54,256,048 $ 1,307,702,908 $ 334,583 $ 1,362,293,539

Portfolio of Investments October 31, 2025
(continued)
JQC

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
p
JQC
Level 3
Common Stocks
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $23,048 $3,498 $47
Gains (losses):
Net realized gains (losses) - - -
Change in net unrealized appreciation (depreciation) (466) (23,643) -
Purchases at cost - 311,310 -
Sales at proceeds - - -
Net discounts (premiums) - 20,789 -
Transfers into - - -
Transfers (out of) - - -
Balance at the end of period $22,582 $311,954 $47
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(466) $(23,643) -
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JQC Common Stocks $22,582 Expected Recovery Recovery Proceeds $0.01-$8.00 $0.632
Variable Rate
Senior Loan
Interests
3,498 Broker-Dealer
Price Quotation(s)
Litigation Proceeds $0.55 N/A
3,196 Enterprise Value Acquisition Cost $89.16 N/A
Warrants 47 Expected Recovery Recovery Proceeds $0.01 N/A
Total $334,583